Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Operating activities
Net income (loss)	$ 513	$ (9,131)
Depreciation and depletion	23,100	12,946
Income taxes	9,082	2,965
Share based compensation	214	207
Other	174	165
[ifrs-full:CashFlowsFromUsedInOperations]	33,083	7,152
Changes in non-cash operating working capital
Accounts receivable and prepaids	11,275	(7,443)
Inventories	(9,730)	6,847
Accounts payable and accrued liabilities	1,593	(6,107)
Cash generated from operating activities	36,221	449
Income taxes paid		(18,794)
Net cash provided by (used in) operating activities	36,221	(18,345)
Investing activities
Expenditures on mineral properties, plant and equipment	(5,976)	(2,305)
Changes in non-cash working capital related to investing activities	(2,496)	(1,724)
Net cash used in investing activities	(8,472)	(4,029)
Financing activities
Dividends paid to Nevsun shareholders	(2,724)	(10,562)
Issuance of common shares, net of issue costs		245
Net cash used in financing activities	(2,724)	(10,317)
Increase (decrease) in cash and cash equivalents	25,025	(32,691)
Cash and cash equivalents, beginning of period	59,504	199,256
Cash and cash equivalents, end of period	$ 84,290	$ 166,565